Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
10.31 Fidelity Total International Index Fund Institutional, Institutional Premium PRO-05 | Fidelity® Total International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
10.31 Fidelity Total International Index Fund Institutional, Institutional Premium PRO-05 | Fidelity® Total International Index Fund | Fidelity Total International Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.08%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
1 year	rr_ExpenseExampleYear01	$ 8
3 years	rr_ExpenseExampleYear03	$ 26
10.31 Fidelity Total International Index Fund Institutional, Institutional Premium PRO-05 | Fidelity® Total International Index Fund | Fidelity Total International Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.06%
1 year	rr_ExpenseExampleYear01	$ 6
3 years	rr_ExpenseExampleYear03	$ 19

[1]	Adjusted to reflect current fees.